Inventory - Schedule of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Product inventory	$ 986	$ 546
Materials, supplies and other	1,807	1,488
Total inventory	$ 2,793	$ 2,034